Risk management activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Nov. 13, 2020	Nov. 12, 2020	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fixed income securities	$ 731,000	$ 4,220,000
Assets	377,348,000	324,943,000			$ 321,246,000
Cash	43,901,000	50,724,000
Other assets	25,314,000	33,256,000
Cash and cash equivalents	44,106,000	54,748,000			34,637,000	$ 34,637,000
Proprietary investments	9,475,000	17,495,000			19,580,000
Co-investment commitments	$ 82,467,000	$ 55,595,000			$ 56,894,000
Revolving Credit Facility Maturing December 14, 2025
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity under borrowing facilities			$ 70,000,000	$ 61,000,000
Price risk
Disclosure of detailed information about financial instruments [line items]
Percentage change in unobservable input (percent)	5.00%	5.00%
Change in fair value measurement due to reasonably possible change in unobservable input, recognised in profit or loss	$ 5,200,000	$ 4,500,000
Foreign currency risk | US Dollars
Disclosure of detailed information about financial instruments [line items]
Percentage change in unobservable input (percent)	5.00%	5.00%
Change in fair value measurement due to reasonably possible change in unobservable input, recognised in profit or loss	$ 4,800,000	$ 5,700,000
Assets	74,100,000	73,700,000
Cash	12,200,000	29,700,000
Accounts receivable	8,100,000	5,700,000
Other assets	1,500,000	3,700,000
Credit risk
Disclosure of detailed information about financial instruments [line items]
Credit exposure	0	0
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	44,100,000	54,700,000
Proprietary investments	35,100,000	10,500,000
Liquidity risk | Lending
Disclosure of detailed information about financial instruments [line items]
Co-investment commitments	$ 4,600,000	$ 6,600,000
Liquidity risk | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Risk Exposure Associated With Financial Instruments, Proprietary Investments, Percentage	12.00%	17.00%
Liquidity risk | Current investments
Disclosure of detailed information about financial instruments [line items]
Risk Exposure Associated With Financial Instruments, Proprietary Investments, Percentage	38.00%	14.00%
Liquidity risk | Revolving Credit Facility Maturing December 14, 2025
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity under borrowing facilities	$ 70,000,000